Note 10. Related Party (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transaction, Expenses from Transactions with Related Party	$ 55,000	$ 136,000	$ 382,000
Due to Related Parties	$ 0	$ 0